Fresh Start Accounting - Reorganization Adjustments, Cash and Cash Equivalents (Details) - USD ($) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Proceeds from debt		$ 175	$ 0	$ 576	$ 0
Payment of the arrangement & financing fee for the Term Loan Facility		$ 0	$ 0	$ (31)	$ 0
Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Settlement of the Prepetition Credit Agreement	$ (683)
Payment of the AOD cash out option	(116)
Payment of success-based advisor fees	(28)
Payment of the arrangement & financing fee for the Term Loan Facility	(30)
Transfer of cash to restricted cash for the professional fee escrow account funding	(2)
Change in cash and cash equivalents	74
Reorganization Adjustments | Term loan facility
Reorganization, Chapter 11 [Line Items]
Proceeds from debt	175
Payment of the arrangement & financing fee for the Term Loan Facility	(5)
Transfer of cash to restricted cash for the professional fee escrow account funding	(2)
Reorganization Adjustments | Convertible bonds
Reorganization, Chapter 11 [Line Items]
Proceeds from debt	50
Reorganization Adjustments | New second lien facility
Reorganization, Chapter 11 [Line Items]
Proceeds from debt	$ 683